Note 14 - Income taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Net operating loss carry forwards	$ 881,855	$ 653,290	$ 247,451
Bad debt allowance	147,403	135,590	113,139
Inventory provision	49,834	49,002	30,109
Unpaid accrued bonus	16,165	15,487	30,628
Lease liabilities	143,646	216,315	81,436
Total deferred tax assets	1,238,903	1,069,684	502,763
Less: Valuation allowance	(1,038,550)	(767,542)	(392,393)	$ (317,954)
Net deferred tax assets	200,353	302,142	110,370
Property and equipment	(26,893)	(19,134)	(25,621)
Right-of-use assets	(173,460)	(283,008)	(84,749)
Total deferred tax liabilities	(200,353)	(302,142)	(110,370)
Total deferred tax assets, net	0	0	0
Deferred Tax Assets, Valuation Allowance	1,038,550	767,542	392,393	$ 317,954
Additions - Valuation allowance of deferred tax assets	835,257	410,306	168,581
Utilization - Valuation allowance of deferred tax assets	(620,410)	(18,884)	0
Reversal - Valuation allowance of deferred tax assets	0	0	(86,177)
Exchange rate effect - Valuation allowance of deferred tax assets	$ 56,161	$ (16,273)	$ (7,965)